BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 EUR (€)	Oct. 19, 2017
Harsec [Member]
Percentage of acquistion of outstanding shares		100.00%
Consideration	$ 1,579
Percentage of consideration paid		90.00%								10.00%
Harsec [Member] | Danish Krone
Consideration | kr		kr 10,000
Goodwill | kr		kr 4,478
Detact Security Solution AB [Member]
Percentage of acquistion of outstanding shares								100.00%
Consideration			$ 1,065
Contingent consideration			336
Payment due at purchase date			729
Goodwill			$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Consideration | kr					kr 9,500
Contingent consideration | kr							kr 3,000
Payment due at purchase date | kr							6,500
Goodwill | kr							kr 9,005	kr 9,005
Abydos Consultores de Sistemas S.L.U [Member]
Percentage of acquistion of outstanding shares			100.00%			100.00%	100.00%
Consideration			$ 226
Goodwill			$ 232
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Consideration | €				€ 183
Goodwill | €						€ 188			€ 188